Vessels, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Assets Disposed of by Method Other than Sale, in Period of Disposition, Method of Disposal	In January 2011, and following the deconsolidation of Diana Containerships Inc. (Note 3), after its spin-off on January 18, 2011, the cost and accumulated depreciation of the vessels “Sagitta” and “Centaurus” was removed from the consolidated financial statements of the Company.
[LineOfCreditMember]
Property, Plant and Equipment [Line Items]
Number Of Vessels Collateral For Debt	14
Property Plant And Equipment Collateral For Debt	397,547
[BremerLandesbankLoanFacilityMember]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	57,651
[DeutscheBankAgLoanFacilityMember]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	58,609
[EmporikiBankOfGreeceSaLoanFacilityMember]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	29,456
[BikarShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Vessel Capacity	73,593
Contract Price Of Vessels To Be Acquired	29,990
Percentage Of Advances For Vessels To Acquire	10.00%
Payment Of Vessel Advances	2,999
Costs Capitalised In Vessels	134